Significant accounting policies - Reclassification (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant accounting policies
Other operating income	€ 443	€ 126	€ 173
Financial income	43	165	169
Net cash used in investing activities	(1,795)	(1,438)	(290)
Translation differences	133	(174)	28
Cost of sales	13,368	13,659	15,051
Research and development expenses	4,214	4,087	4,532
Selling, general and administrative expenses	2,792	2,898	3,219
Other operating expenses	€ 113	449	201
Increase (decrease) due to reclassification
Significant accounting policies
Net cash used in investing activities		(79)	123
Translation differences		(79)	123
Increase (decrease) due to reclassification | 2021 reclassification
Significant accounting policies
Other operating income		(24)	(64)
Financial income		€ 9	4
Increase (decrease) due to reclassification | 2020 reclassification
Significant accounting policies
Other operating income			(187)
Cost of sales			62
Research and development expenses			121
Selling, general and administrative expenses			118
Other operating expenses			€ (488)